Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 2,833,317	$ 1,707,610
Work in progress	7,446,080	3,132,624
Finished goods
Inventory, gross	10,279,397	4,840,234
Less: write-down of inventories
Inventories	$ 10,279,397	$ 4,840,234